UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-3205
                                   811-21300

Name of Fund: CMA Government Securities Fund
              Master Government Securities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, CMA Government Securities Fund and Master Government Securities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments

CMA Government Securities Fund
Schedule of Investments as of December 31, 2005                   (in Thousands)

                                         Beneficial
                                           Interest          Mutual Funds                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                                         $  400,469          Master Government Securities Trust                           $ 432,034
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                                                             Total  Mutual Funds (Cost - $431,875) - 100.0%                 432,034
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Total Investments (Cost - $431,874) - 100.0%                                                                                432,034

Liabilities in Excess of Other Assets - (0.0%)                                                                                  (94)
                                                                                                                          ---------
Net Assets - 100.0%                                                                                                       $ 431,940
                                                                                                                          =========

Master Government Securities Trust
Schedule of Investments as of December 31, 2005                   (in Thousands)

                                                                           Face           Interest         Maturity
Issue                                                                     Amount            Rate             Date            Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations* - 32.1%
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U.S. Treasury Bills                                                      $ 24,500      3.725 - 3.735 %     3/30/2006       $ 24,270
                                                                           10,000      3.855               4/06/2006          9,897
                                                                           23,000      3.906 - 3.925       4/13/2006         22,744
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U.S. Treasury Notes                                                        26,650      1.875               1/31/2006         26,604
                                                                           22,000      1.625               2/28/2006         21,916
                                                                           45,391      1.50                3/31/2006         45,105
                                                                           22,400      2.00                5/15/2006         22,211
                                                                           26,630      4.625               5/15/2006         26,657
                                                                           22,100      2.50                5/31/2006         21,938
                                                                            2,220      2.375               8/15/2006          2,193
                                                                           27,000      2.375               8/31/2006         26,641
                                                                            9,000      2.50               10/31/2006          8,861
                                                                           13,500      2.875              11/30/2006         13,313
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Total U.S. Government Obligations (Cost - $272,626)                                                                         272,350
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Face Amount                                                  Issue
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 66.7%
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$ 38,000    ABN AMRO Bank NV New York Branch, purchased on 12/30/2005 to yield 3.45% to 1/03/2006, repurchase
            price $38,014, collateralized by U.S. Treasury Bill, due 1/05/2006                                             $ 38,000
  42,000    Banc of America Securities LLC, purchased on 12/28/2005 to yield 4.22% to 1/04/2006, repurchase price
            $42,034, collateralized by GNMA, 4% to 6.83% due 11/15/2007 to 9/15/2043                                         42,000
  42,000    Citigroup Global Markets Inc., purchased on 12/28/2005 to yield  4.25% to 1/04/2006, repurchase price
            $42,035, collateralized by GNMA, 5.50% due 7/15/2033                                                             42,000
  42,000    Countrywide Securities Corp., purchased on 12/27/2005 to yield 4.26% to 1/03/2006, repurchase price
            $42,035, collateralized by GNMA, 5.50% to 15% due 3/15/2006 to 11/15/2034                                        42,000
  42,000    Credit Suisse LLC, purchased on 12/27/2005 to yield 4.21% to 1/03/2006, repurchase price $42,034,
            collateralized by U.S. Treasury STRIPS+, due 11/15/2006 to 2/15/2008                                             42,000
  42,000    Deutsche Bank Securities, Inc., purchased on 12/28/2005 to yield 4.20% to 1/04/2006, repurchase price
            $42,034, collateralized by U.S. Treasury Inflation Index Bond, 3.875% due 1/15/2009                              42,000
  42,000    Goldman Sachs & Company, purchased on 12/29/2005 to yield 4.21% to 1/26/2006, repurchase price $42,138,
            collateralized by GNMA, 5.50% due 2/15/2033                                                                      42,000
  42,000    Greenwich Capital Markets, Inc., purchased on 12/28/2005 to yield 4.26% to 1/04/2006, repurchase price
            $42,035, collateralized by GNMA, 5.50% to 7.50% due 8/20/2031 to 12/15/2035                                      42,000
  33,000    HSBC Securities (USA), Inc., purchased on 12/30/2005 to yield 3.45% to 1/03/2006, repurchase price
            $33,013, collateralized by U.S. Treasury STRIPS+, due 2/15/2008 to 8/15/2013                                     33,000
  42,000    J.P. Morgan Securities Inc., purchased on 12/27/2005 to yield 4.21% to 1/03/2006, repurchase price
            $42,034, collateralized by GNMA, 5% to 5.75% due 5/15/2035 to 12/15/2046                                         42,000
  35,000    Merrill Lynch Government Securities Inc., purchased on 12/30/2005 to yield 3.50% to 1/03/2006, repurchase price $35,014, collateralized by U.S. Treasury Inflation Index Bonds, 0.875% to 4.25% due 1/15/2007
            to 1/15/2015 (a)                                                                                                 35,000
  40,000    Mizuho Securities USA, Inc., purchased on 12/30/2005 to yield 3.55% to 1/03/2006, repurchase price
            $40,016, collateralized by U.S. Treasury Notes, 3% to 7% due 7/15/2006 to 12/15/2010                             40,000

Master Government Securities Trust
Schedule of Investments as of December 31, 2005                   (in Thousands)

Face Amount                                                  Issue                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
$ 40,425    Morgan Stanley & Co., Inc., purchased on 12/27/2005 to yield 3.45% to 1/03/2006, repurchase price $40,427,
            collateralized by U.S. Treasury STRIP+ Principal only, due 11/15/2026                                          $  40,425
  42,000    UBS Securities LLC, purchased on 12/28/2005 to yield 4.25% to 1/04/2006, repurchase price $42,035,
            collateralized by GNMA, 4% to 12.50% due 3/15/2006 to 12/20/2035                                                  42,000
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Total Repurchase Agreements (Cost - $564,425)                                                                                564,425
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Total Investments (Cost - $837,051**) - 98.8%                                                                                836,775

Other Assets Less Liabilities - 1.2%                                                                                          10,452
                                                                                                                           ---------
Net Assets - 100.0%                                                                                                        $ 847,227
                                                                                                                           =========

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
** The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 837,051
                                                                      =========
      Gross unrealized appreciation                                   $       5
      Gross unrealized depreciation                                        (281)
                                                                      ---------
      Net unrealized depreciation                                     $    (276)
                                                                      =========

+     Separately Traded Registered Interest and Principal of Securities.
(a) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                       Net              Interest
      Affiliate                                     Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Government Securities Inc.     $ (11,000)           $    992
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Government Securities Fund and Master Government Securities Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    CMA Government Securities Fund and Master Government Securities Trust

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    CMA Government Securities Fund and Master Government Securities Trust

Date: February 21, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    CMA Government Securities Fund and Master Government Securities Trust

Date: February 21, 2006